Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
VAT and surcharges payable	82,759	88,435	13,592
Payroll and welfare payable	302,006	409,691	62,968
Accrued rebates and cash incentives	473,271	646,922	99,430
Deposit from customers	66,526	46,321	7,119
Accrued expenses	128,489	328,315	50,461
Payable for purchase of fixed assets	12,200	6,303	969
Professional service fees	12,570	5,236	805
Payable for exercise of share-based awards	10,464	5,735	881
Others	63,262	121,976	18,748

	1,151,547	1,658,934	254,973